Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2021
Supplemental Cash Flow Information
Disclosure of subsidiaries
Subsidiary	Place of incorporation	Functional currency
North Country Gold Corp. (“North Country”)	BC, Canada	CAD
Homestake Resource Corporation (“Homestake”) (a)	BC, Canada	CAD
Homestake Royalty Corporation (inactive) (a)	BC, Canada	CAD
Eastmain Resources Inc. (“Eastmain”)	ON, Canada	CAD
Eastmain Mines Inc. (“Eastmain Mines”) (b)	Canada	CAD
Fury Gold USA Limited (“Fury Gold USA”) (c)	Delaware, U.S.A	USD